Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Nonvested Share Activity
A summary of the unvested share activity by plan for the year ended December 31, 2024 is presented below:

Unvested Shares	Unvested as at December 31, 2023	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2024
2021 Employee Plan	1,950,243	—	(8,612)	—	(1,941,631)	—
2022 Employee Plan	4,350,739	—	(38,730)	—	(2,032,697)	2,279,312
2023 Employee Plan	5,420,405	—	(117,240)	—	(1,566,662)	3,736,503
2024 Employee Plan	—	7,627,070	(27,810)	—	(1,766)	7,597,494
Total	11,721,387	7,627,070	(192,392)	—	(5,542,756)	13,613,309

Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income
The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023	December 31, 2022
Cost of sales	42	40	34
R&D	69	71	69
SG&A	111	125	112
Total pre-payroll tax and social contribution compensation	222	236	215

Changes in AOCI Attributable to Stockholders
The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2024, 2023 and 2022:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2021	(48)	—	(162)	660	450
Cumulative tax impact	6	—	40	—	46
December 31, 2021, net of tax	(42)	—	(122)	660	496
OCI before reclassifications	(126)	(16)	80	(149)	(211)
Amounts reclassified from AOCI	197	—	4	—	201
OCI for the year ended December 31, 2022	71	(16)	84	(149)	(10)
Tax impact	(9)	2	(19)	—	(26)
OCI for the year ended December 31, 2022, net of tax	62	(14)	65	(149)	(36)
December 31, 2022	23	(16)	(78)	511	440
Cumulative tax impact	(3)	2	21	—	20
December 31, 2022, net of tax	20	(14)	(57)	511	460
OCI before reclassifications	38	6	(24)	133	153
Amounts reclassified from AOCI	(5)	—	7	—	2
OCI for the year ended December 31, 2023	33	6	(17)	133	155
Tax impact	(5)	(1)	4	—	(2)
OCI for the year ended December 31, 2023, net of tax	28	5	(13)	133	153
December 31, 2023	56	(10)	(95)	644	595
Cumulative tax impact	(8)	1	25	—	18
December 31, 2023, net of tax	48	(9)	(70)	644	613
OCI before reclassifications	(139)	1	(14)	(238)	(390)
Amounts reclassified from AOCI	(16)	—	8	—	(8)
OCI for the year ended December 31, 2024	(155)	1	(6)	(238)	(398)
Tax impact	22	—	(1)	—	21
OCI for the year ended December 31, 2024, net of tax	(133)	1	(7)	(238)	(377)
December 31, 2024	(99)	(9)	(101)	406	197
Cumulative tax impact	14	1	24	—	39
December 31, 2024, net of tax	(85)	(8)	(77)	406	236

Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income
Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2024, 2023, 2022 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2024	Amounts reclassified from AOCI in the year ended December 31, 2023	Amounts reclassified from AOCI in the year ended December 31, 2022	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	13	1	(129)	Cost of sales
Foreign exchange derivative contracts	1	1	(15)	Selling, general and administrative expenses
Foreign exchange derivative contracts	2	3	(53)	Research and development expenses
	(2)	—	27	Income tax benefit (expense)
	14	5	(170)	Net of tax
Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(8)	(6)	(3)	Other components of pension benefit costs
Amortization of prior service cost	—	(1)	(1)	Other components of pension benefit costs
	2	1	1	Income tax benefit (expense)
	(6)	(6)	(3)	Net of tax
Total reclassifications for the year	8	(1)	(173)
Attributable to noncontrolling interest	—	—	—
Attributable to the parent company stockholders	8	(1)	(173)